Cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Expense by nature
Net impairment of property, plant and equipment and prepaid land rent	$ 4,146	$ 2,183
Indirect tax receivable	100
Cost of sales
Expense by nature
Tower repairs and maintenance	27,864	21,797
Power generation	115,290	87,556
Short term site rental	3,203	3,009
Short term other rent	542	839
Vehicle maintenance and repairs	563	457
Site regulatory permits	10,960	11,032
Security services	12,798	9,392
Insurance	1,307	1,168
Staff costs	9,790	7,283
Travel costs	3,480	408
Professional fees	541	1,283
Depreciation	103,693	95,259
Amortization	11,254	7,635
Net impairment of property, plant and equipment and prepaid land rent	4,146	2,183
Other	1,458	1,288
Total	$ 306,889	$ 250,589